Schedule 1 Parent Company	12 Months Ended
Jun. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE 1 - PARENT COMPANY

YULONG ECO-MATERIALS LIMITED

SCHEDULE 1 - PARENT COMPANY BALANCE SHEETS

(UNAUDITED)

	June 30,	June 30,
	2017	2016
ASSETS
CURRENT ASSETS
Restricted cash	$500,000	$500,000
Advances to suppliers	-	-
Prepaid expenses	92,700	92,700
Total current assets	592,700	592,700

OTHER ASSETS
Prepaid expenses – non-current	50,000	50,000
Investment in subsidiaries	4,214,809	11,823,686
Total other assets	4,264,809	11,873,686

Total assets	$4,857,509	$12,466,386

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payables and accrued liabilities	$405,761	$405,761
Other payables - related parties	730,079	730,079
Warrant liabilities	2,700	65,605
Total current liabilities	1,138,540	1,201,445

Total liabilities	$1,138,540	$1,201,445

COMMITMENTS AND CONTINGENCIES

EQUITY
Common stock, $0.00625 par value, 100,000,000 shares authorized, 2,411,070 and 2,399,435 shares issued and outstanding, respectively *	15,070	14,997
Subscription receivable	(10,000)	(10,000)
Additional paid-in capital	40,697,384	40,497,594
Statutory reserves	3,922,228	3,922,228
Stock to be issued	-	37,500
Retained earnings	(39,407,775)	(31,978,194)
Accumulated other comprehensive income	(1,497,938)	(1,219,184)
Total Yulong Eco-Materials Limited’s equity	3,718,969	11,264,941

Total liabilities and equity	$4,857,509	$12,466,386

* All shares outstanding for all periods have been retroactively restated to reflect the Company’s 1-for-5 reverse stock split, which was effective on November 9, 2017.

The accompanying notes are an integral part of the unaudited schedule 1.

 SCHEDULE 1 - PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(UNAUDITED)

	For the Years Ended June 30,
	2017	2016	2015
OPERATING EXPENSES
General and administrative	$(162,363)	$(1,150,237)	$(1,106,489)
Total operating expenses	(162,363)	(1,150,237)	(1,106,489)

OTHER INCOME (EXPENSE)
Change in fair value of warrant liabilities	62,905	409,775	-
Total other income, net	62,905	409,775	-

EQUITY (LOSS) INCOME OF SUBSIDIARIES	(7,330,123)	(52,449,561)	9,786,060

NET (LOSS) INCOME	(7,429,581)	(53,190,023)	8,679,571
OTHER COMPREHENSIVE (LOSS) INCOME:
Foreign currency translation adjustments	(989,091)	(808,327)	326,188
COMPREHENSIVE (LOSS) INCOME	$(8,418,672)	$(53,998,350)	$9,005,759

* All shares outstanding for all periods have been retroactively restated to reflect the Company’s 1-for-5 reverse stock split, which was effective on November 9, 2017.

The accompanying notes are an integral part of the unaudited schedule 1.

 SCHEDULE 1 - PARENT COMPANY STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the Years Ended June 30,
	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(7,429,581)	$(53,190,023)	$8,679,571
Adjustments to reconcile net income to cash used in operating activities:
Loss (income) from subsidiaries	7,330,123	52,449,561	(9,786,060)
Change in fair value of warrant liabilities	(62,905)	(409,775)	-
Stock based compensation expense	162,363	534,237	-
Change in operating assets and liabilities
Advances to suppliers	-	12,500	(12,500)
Prepaid expense	-	188,133	(280,833)
Prepaid expense-non current		(50,000)	-
Restricted cash		(500,000)	-
Other payables and accrued liabilities	-	(700,428)	969,288
Net cash used in operating activities	-	(1,665,795)	(430,534)

CASH FLOWS FROM INVESTING ACTIVITIES
Investment in subsidiaries	-	(11,510,157)	-
Net cash used in investing activities	-	(11,510,157)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	-	1,665,795	310,235
Proceeds from issuance of IPO shares, net		11,510,157	-
Net cash provided by financing activities	-	13,175,952	310,235

CHANGES IN CASH AND CASH EQUIVALENTS	-	-	(120,229)

CASH AND CASH EQUIVALENTS, beginning of year	-	-	120,299

CASH AND CASH EQUIVALENTS, end of year	$-	$-	$-

Note 1 – Basis of presentation

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

For the parent company only financial information, the Company records its investment in its subsidiaries/VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Equity income of subsidiaries” on the statements of income and comprehensive income.

Note 2 – Restricted net assets

Schedule I of Article 5-04 of Regulation S-X requires the financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries/VIEs exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries/VIEs shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries/VIEs (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries/VIEs of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s Chinese operating affiliates to pay dividends may be restricted due to Chinese foreign exchange control policies and the availability of cash balances of the Chinese operating subsidiaries/VIEs. Because a significant portion of the Company’s operations are conducted and revenues generated in China, a significant portion of its revenues being earned and currency received are denominated in Renminbi (RMB). Because RMB is subject to China’s exchange control regulations, including restrictions on converting RMB into US Dollars, the Company may be unable to distribute any dividends outside of China.

Note 3 – Equity

On December 31, 2014, Yulong Bricks and Yulong Concrete entered into agreements with their shareholders pursuant to which the shareholders agreed not to require payment of the declared dividends before December 31, 2016, but may require payment upon demand commencing December 31, 2016.  For the fiscal year ended June 30, 2017, Yulong Bricks and Yulong Concrete incurred a net loss in an amount of $557,808 and $235,165, respectively.  Accordingly, no dividend payment or any other distribution to the shareholders was demanded or declared for the fiscal year ended June 30, 2017.

Note 4 – Subsequent events

On November 9, 2017, the Company effected a one-for-five reverse stock split (the “Reverse Stock Split”) of its outstanding ordinary shares. The Company’s ordinary shares opened for trading on the NASDAQ Capital Market on November 9, 2017 on a post-split basis.

The Reverse Stock Split is intended to increase the per share trading price of the Company’s ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Capital Market. When the reverse stock split becomes effective, every five (5) shares of ordinary shares will automatically convert into one (1) share of ordinary shares with no change in par value per share. This reduced the number of shares outstanding as of November 9, 2017 from approximately 12,055,324 to approximately 2,411,065. Any fractional shares resulting from the reverse stock split will be rounded up to the next whole share. There is no impact on the actual trading of the Company’s shares. They will continue to trade on the NASDAQ Capital Market without interruption under the symbol YECO. The new CUSIP number for the ordinary shares following the reverse split will be G98847208.

Proportional adjustments has been made to the Company’s outstanding stock options, outstanding warrants and equity-compensation plans. The number of authorized shares of the Company remains unchanged and the reverse stock split does not affect the ordinary shares capital account on our balance sheet.